Touchstone Core Municipal Bond Fund Expense Example - Touchstone Core Municipal Bond Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 404
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	1,657
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	1,151
Expense Example, with Redemption, 5 Years	2,154
Expense Example, with Redemption, 10 Years	4,678
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,678
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 993